SUPPLEMENTAL FINANCIAL STATEMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2012
Analysis of Asset Retirement Obligations Included in Other Liabilities

The following table presents an analysis related to our asset retirement obligations included in Other liabilities in the accompanying condensed consolidated balance sheets:

	Six Months Ended June 30,
(Dollars in thousands)	2012	2011
Asset retirement obligations, January 1	$11,233	$13,660
Accretion expense	406	417
Settlement of existing liabilities	(106)	(104)
Adjustment to existing liabilities	419	(1,032)

Asset retirement obligations, June 30	$11,952	$12,941